Related Party Transactions (Details) - Schedule of amounts recognized as an expense during the year related to key management personnel - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of amounts recognized as an expense during the year related to key management personnel [Abstract]
Short-term employee benefits	£ 826	£ 631	£ 470
Post-employment pension benefits	50	23	16
Share-based payment transactions	14,926
Total compensation paid to key management personnel	£ 15,802	£ 654	£ 486